Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity) - Changes in Carrying Amount of Mortgage Loans Held-for-sale (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Mortgage Banking [Abstract]
Balance at beginning of period	$ 128,442	$ 267,475	$ 153,013
Originations and Purchases	1,675,538	2,116,460	2,432,367
Sales, net of gains	(1,657,409)	(2,255,493)	(2,317,905)
Other	(6,499)
Balance at end of period	$ 140,072	$ 128,442	$ 267,475